Note 6 - Vessels, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	Vessels, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	895,387,989	(184,035,144)	711,352,845
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	200,159,411	—	200,159,411
Disposals	(1,977,051)	—	(1,977,051)
Impairment loss	(26,190,677)	17,951,690	(8,238,987)
Vessel held for sale	(748,823)	—	(748,823)
Depreciation for the year	—	(35,857,507)	(35,857,507)

Balance, December 31, 2015	1,066,630,849	(201,940,961)	864,689,888
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	44,432,663	—	44,432,663
Impairment loss	(34,859,054)	29,123,968	(5,735,086)
Disposal	(591,137)	—	(591,137)
Depreciation for the year	—	(39,096,589)	(39,096,589)

Balance, December 31, 2016	1,075,613,321	(211,913,582)	863,699,739

At
December

31,
2014,
the Company decided to seek to dispose of
two
of the oldest vessels of the fleet. As a result of this decision, the undiscounted net operating cash flows of each of these vessels did not exceed each vessel’s carrying value and the Company identified and recorded an impairment loss of
$6,168,747
which is presented under the caption “Impairment loss” in the consolidated statements of operations. On
March

12,
2015,
the Company concluded
two
separate memoranda of agreement for the disposal of the vessels described above, “Gas Kaizen” and “Gas Crystal”, to an unaffiliated third
party for
$2,054,156.
The vessels were delivered to the new owners on
April

1,
2015
and
April

16,
2015,
respectively.

The additions in
2015
relate to the acquisition of vessels “Eco Lucidity”, “Eco Enigma”, “Eco Royalty”, “Eco Loyalty”, “Eco Universe”, “Eco Galaxy”, “Eco Czar”, “Eco Dream”, “Eco Nemesis” and “Eco Green”.

At
June
30,
2015
and
December
31,
2015,
the Company decided to seek to dispose of
two
of the oldest vessels of the fleet. As a result of this decision, the undiscounted net operating cash flows of each of these vessels did not exceed each vessel’s carrying value and the Company identified and recorded an impairment loss of
$6,775,416
which is presented under the caption “Impairment loss” in the consolidated statements of operations. The accumulated depreciation of these vessels was written off and the vessels were recorded at their scrap value.

On
November
20,
2015,
the Company entered into a memorandum of agreement for the disposal of one
of the above mentioned vessels, the “Gas Arctic”, to an unaffiliated third
party for
$950,000.
The vessel, including her inventories on board, was classified as vessel held for sale in the fourth
quarter of
2015
and was delivered to her new owners on
January
21,
2016.

At
December
31,
2015,
the Company performed an impairment review of its remaining vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of one
vessel and therefore the Company identified and recorded an impairment loss of
$1,463,571
which is presented under the caption “Impairment loss” in the consolidated statements of operations.

The additions in
2016
relate to the acquisition of vessels “Eco Nical” and “Eco Dominator”.

On
November
25,
2016,
the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Ice”, to an unaffiliated third
party for
$420,500.
The vessel was delivered to her new owners on
December
2,
2016.

The Company realized an aggregate gain from the sale of vessels “Gas Arctic” and “Gas Ice” of
$118,427
which is included in the Company’s consolidated statement of operations under the caption “Net gain on sale of vessels” for the year ended
December
31,
2016

At
December
31,
2016,
the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of six
vessels and therefore the Company identified and recorded an impairment loss of
$5,735,086
which is presented under the caption “Impairment loss” in the consolidated statements of operations.